COMMITMENTS AND CONTINGENCIES	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
COMMITMENTS
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 3, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, Cowen Investments may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a cash underwriting discount of $0.20 per Unit, or $5,750,000 which was paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company engaged the underwriters as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, provide financial advisory services to assist the Company in the Company’s efforts to obtain any stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on February 3, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans ) were granted registration rights to require the Company to register a sale of any of the securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, Cowen Investments may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged the underwriters as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, provide financial advisory services to assist the Company in the Company’s efforts to obtain any stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering.

Business Combination Agreement

On September 8, 2021, the Company, Merger Sub and Energy Vault entered into the Business Combination Agreement, pursuant to which Novus and Energy Vault will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Merger and the other transactions contemplated thereby.

The Merger is to become effective by the filing of a certificate of merger with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of the Delaware General Corporation Law and mutually agreed by the parties and will be effective immediately upon such filing or upon such later time as may be agreed by the parties and specified in such certificate of merger (such time, “Effective Time”). The parties will hold the Closing immediately prior to such filing of a certificate of merger, on the Closing Date.

The Effective Time shall occur as promptly as practicable but in no event later than three business day after the satisfaction or, if permissible, waiver of the conditions to the completion of the Business Combination set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at Closing, provided that the occurrence of the Closing shall remain subject to the satisfaction or, if permissible, waiver at the Closing). Immediately prior to the Effective Time, Energy Vault shall cause each share of Energy Vault Preferred Stock that is issued and outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of Energy Vault Common Stock at the then effective conversion rate as calculated pursuant to Energy Vault’s amended and restated certificate of incorporation. All of the shares of Energy Vault Preferred Stock converted into shares of Energy Vault Common Stock shall no longer be outstanding and shall cease to exist, and each holder of Energy Vault Preferred Stock shall thereafter cease to have any rights with respect to such securities.

At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, Energy Vault or the holders of any of Energy Vault’s securities:

a)	Each share of Energy Vault Common Stock issued and outstanding immediately prior to the Effective Time will be cancelled and automatically converted into the right to receive the number of shares of Combined Company Common Stock equal to the Exchange Ratio and all shares of Energy Vault Common Stock subject to forfeiture to or repurchase by Energy Vault shall retain such restrictions following conversion into Combined Company Common Stock;
b)	All shares of Energy Vault Common Stock and Energy Vault Preferred Stock held in the treasury of Energy Vault shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;
c)	Each share of Merger Sub Common Stock issued and outstanding immediately prior to the Effective Time shall be converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.001 per share, of the surviving corporation;
d)	Each Energy Vault Option that is outstanding immediately prior to the Effective Time, whether vested or unvested, shall be assumed, converted and/or substituted by Novus into an option to purchase a number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Energy Vault Common Stock subject to such Energy Vault Option immediately prior to the Effective Time and (y) the Exchange Ratio, and at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Energy Vault Option immediately prior to the Effective Time divided by (B) the Exchange Ratio, subject to adjustments related to Section 409A and Section 422 of the Code;
e)	Each award of outstanding restricted stock units to acquire shares of Energy Vault Common Stock issued pursuant to an award granted under the 2017 Plan or otherwise (each an “Energy Vault RSU”), whether vested or unvested, that is outstanding immediately prior to the Effective Time shall be assumed, converted and/or substitutes by Novus into an award of restricted stock units to acquire shares of Combined Company Common Stock (each, a Converted RSU Award). Each Converted RSU Award will represent the right to acquire that number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Energy Vault Common Stock subject to the Energy Vault RSU award immediately before the Effective Time and (2) the Exchange Ratio; provided, that, except as specifically described above, following the Effective Time, each Converted RSU Award shall continue to be governed by the same terms and conditions (including vesting terms) as were applicable to the corresponding former Energy Vault RSU award immediately prior to the Effective Time.
f)	Each award of outstanding restricted shares of Energy Vault Common Stock issued pursuant to a grant agreement under the 2017 Plan or otherwise (each an “Energy Vault Restricted Share Award”), whether vested or unvested, that is outstanding immediately prior to the Effective Time shall be assumed, converted and/or substituted by Novus into a restricted stock award with respect to a number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Energy Vault Common Stock subject to such Energy Vault Restricted Share Award immediately prior to the Effective Time and (y) the Exchange Ratio, with the same terms and conditions as were applicable under such Company Restricted Share Award immediately prior to the Effective Time.

Earn Out

Subject to certain exceptions, during the period between the date that is 90 days following the Closing and the third anniversary of the Closing, the Company will issue to eligible Energy Vault equity holders up to 9,000,000 additional shares of the Company’s Common Stock in the aggregate (the “Earn Out Shares”) in three equal tranches of 3,000,000 Earn Out Shares, respectively, upon the Company’s achieving price targets of $15.00, $20.00 or $30.00, respectively, which price targets will be based upon the closing sale price of one share of the Company’s Common Stock quoted on the New York Stock Exchange or the exchange on which the shares of the Company’s Common Stock are then traded, for any 20 trading days within a 30 consecutive trading day period (as adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combination, exchange of shares or the like).

Subscription Agreements

In connection with the execution of the Business Combination Agreement, on September 8, 2021, the Company entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 10,000,005 shares of the Company’s Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $100,000,050 in a private placement (the “PIPE”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.

Pursuant to the Subscription Agreements, the Company agreed that, by the later of 30 calendar days and 20 business days after the consummation of the Proposed Transactions, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and the Company shall use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the PIPE Resale Registration Statement) following the Closing and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the PIPE Resale Registration Statement will not be “reviewed” or will not be subject to further review.

Vendor Agreements

On April 30, 2021, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to 70% of the total placement fee paid as part of the PIPE financing which is expected to equal 5% of the gross proceeds of securities sold in the PIPE placement.

On May 21, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee in the amount of $7,500,000 plus expenses. In addition, the agreement contains an additional contingent fee provision of 1% of the gross proceeds of any equity or equity-linked securities sold in connection with the Business Combination.

On September 13, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination.

On September 29,2021, the Company entered into an agreement with a vendor for tax advisory services related to the Business Combination agreement. The agreement calls for the vendor to receive a fee of $20,000 a month through December 31, 2021.